Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 011 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	90-0607005
Plan number	011
Participant Contributions Transferred Late to Plan	$ 14
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	14
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 14